Related Party Transactions	12 Months Ended
Oct. 31, 2019
Related Party Transactions

22.	Related Party Transactions

During the year ended October 31, 2019, the Company incurred the following related party transactions:

i)	Through its wholly owned subsidiary, GRU Properties, LLC leased a property located in Trail, Oregon owned by the Company’s President and CEO. The lease expires on December 31, 2020. Rent of $60,500 was included in facility expense for the year ended October 31, 2019 (2018 - $65,000, 2017 - $50,000). The Company had $63,000 (2018 - $5,500, 2017 - $45,000) owing in accounts payable and accrued liabilities at October 31, 2019.

ii)	The Company incurred employee/director fees of $22,000 (2018 - $48,000, 2017 - $14,000) with an individual related to the Company’s President and CEO. At October 31, 2019, due to employee/director includes $nil (October 31, 2018 - $14,000, October 31, 2017 - $14,000) and accounts payable and accrued liabilities includes $8,000 (October 31, 2018 - $12,000, October 31, 2017 - $14,000) payable to this individual.

iii)	The Company incurred fees related to marketing and promotion services of $183,674 (2018 - $239,568, 2017 - $89,504) from two companies owned by the Company’s Chief Strategy Officer (“CSO”). At October 31, 2019, accounts payable and accrued liabilities includes $6,000 (October 31, 2018 - $25,054, October 31, 2017 - $4,362) payable to these companies.

iv)	Key management personnel consists of the President and CEO; the CSO; and the CFO of GR Unlimited. The compensation paid or payable to key management for services for the periods ended October 31, 2019 and 2018 is as follows:

	2019	2018	2017
Salaries and consulting fees	$408,500	$533,568	$235,504
Share-based compensation	$118,840	$-	$-

Accounts payable and accrued liabilities at October 31, 2019 was $90,000 (October 31, 2018 - $218,690) and due to employee/directors includes $Nil (October 31, 2018 - $90,000, October 31, 2017 - $90,000) payable to these parties.

Additional related party transactions are disclosed in notes 10(iii), 10(iv), 11(vi), 11(x), 13(vi) and 13(vii)

The transactions are in the normal course of operations and are measured at the exchange amounts being the amounts agreed to by the parties.